Asset Retirement Obligations - Summary of AROs by Geographic Region (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Asset Retirement Obligation [Line Items]
Total AROs	$ 111	$ 108
Australia
Asset Retirement Obligation [Line Items]
Total AROs	67	62
South Africa
Asset Retirement Obligation [Line Items]
Total AROs	32	34
The Netherlands
Asset Retirement Obligation [Line Items]
Total AROs	11
UNITED STATES
Asset Retirement Obligation [Line Items]
Total AROs	1
Botlek
Asset Retirement Obligation [Line Items]
Total AROs		11
Hamilton
Asset Retirement Obligation [Line Items]
Total AROs		$ 1